Condensed Statement of Cash Flows - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ (623,479,000)	$ (97,418,000)
Net income (loss)	(106,865)	(45,779)	$ (29,629,640)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party	0	27,928	28,223
Interest earned on investments held in Trust Account	(58,984)	0	(209,593)
Change in fair value of derivative warrant liabilities			28,525,210
Change in fair value of derivative warrant liabilities	(3,303,710)	0	28,525,220
Financing costs allocated to derivative warrant liabilities			964,140
Changes in operating assets and liabilities:
Related party receivables and payables, net	(3,904)	0	9,750
Prepaid expenses	109,791	(294)	(328,772)
Accounts payable	252,450	13,333	22,120
Accrued expenses	2,666,248	4,812	26,146
Net cash provided by operating activities	(444,974)	0	(592,406)
Cash Flows from Investing Activities:
Principal deposited in Trust Account			(414,000,000)
Net cash (used in) provided by investing activities			(414,000,000)
Cash Flows from Financing Activities:
Principal payments on long-term debt – related party			(159,720)
Proceeds received from initial public offering, gross			414,000,000
Proceeds received from private placement			10,280,000
Offering costs paid			(8,666,120)
Net cash provided by financing activities			415,454,160
Net increase in cash, cash equivalents and restricted cash	(444,974)	0	861,754
Cash, cash equivalents and restricted cash — beginning of year	861,754	0	0	$ 0
Cash, cash equivalents and restricted cash — end of year	416,780	0	861,754	861,754	$ 0
Noncash Investing and Financing Items [Abstract]
Deferred Offering Costs Included In Accounts Payable	0	211,234
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	0	25,000	25,000
Offering costs included in accrued expenses	0	31,255	85,000
Offering costs included in note payable - related party	0	122,541	131,497
Deferred underwriting commissions			14,490,000
Initial value of Class A ordinary shares subject to possible redemption			370,565,620
Change in Value of Class A ordinary shares subject to possible redemption	(106,870)	0	(28,599,630)
Marketwise, LLC
Cash Flows from Operating Activities:
Net (loss) income	(623,479,000)	(97,418,000)		(541,091,000)	27,993,000	$ 18,671,000
Net income (loss)	(622,348,000)	(96,546,000)		(538,373,000)	27,957,000	18,601,000
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,447,000	1,273,000		2,553,000	2,334,000	2,534,000
Impairment				0	0	330,000
Stock-based compensation	43,880,000	11,258,000		18,745,000	8,611,000	5,343,000
Change in fair value of derivative liabilities – Class B Units	598,533,000	49,796,000		456,457,000	(3,003,000)	5,734,000
Change in fair value of derivative liabilities – other	(1,726,000)	997,000		3,069,000	478,000	216,000
Unrealized losses on foreign currency	(79,000)	29,000		0	(131,000)	36,000
Noncash lease expense	908,000	1,481,000		2,577,000	3,102,000	2,716,000
Gain on sale of cryptocurrencies	(105,000)	0		0	(605,000)	(265,000)
Cryptocurrency redeemed by customers				0	0	1,606,000
Changes in operating assets and liabilities:
Accounts receivable	3,433,000	(614,000)		(5,066,000)	(6,513,000)	1,080,000
Related party receivables and payables, net	(1,185,000)	(5,151,000)		(4,670,000)	(13,777,000)	4,107,000
Prepaid expenses	619,000	(595,000)		(3,423,000)	(2,028,000)	(324,000)
Other current assets and other assets	(83,000)	(384,000)		(841,000)	(335,000)	(782,000)
Cryptocurrency intangible assets	109,000	31,000		30,000	928,000	(1,100,000)
Deferred contract acquisition costs	(74,341,000)	(22,091,000)		(64,921,000)	(6,750,000)	(12,306,000)
Trade and other payables	(7,172,000)	3,403,000		6,990,000	(5,215,000)	3,881,000
Accrued expenses	32,946,000	654,000		(1,392,000)	10,065,000	7,223,000
Deferred revenue	172,849,000	78,266,000		178,849,000	36,667,000	42,855,000
Derivative liabilities				0	0	(2,882,000)
Operating lease liabilities	(565,000)	(1,333,000)		(2,084,000)	(2,484,000)	(2,284,000)
Other current and long-term liabilities	5,229,000	5,597,000		10,093,000	4,864,000	104,000
Net cash provided by operating activities	151,218,000	25,199,000		55,875,000	54,201,000	76,493,000
Cash Flows from Investing Activities:
Cash paid for acquisitions, net of cash acquired	(7,139,000)	0		0	(1,483,000)	0
Cash deposit for business combination				0	15,000,000	(15,000,000)
Acquisition of non-controlling interests, including transaction costs	0	(9,164,000)		(9,164,000)	(193,000)	0
Purchases of property and equipment	(62,000)	(214,000)		(290,000)	(177,000)	(655,000)
Purchases of intangible assets	(857,000)	0		(195,000)	0	0
Capitalized software development costs	(20,000)	0		0	(752,000)	(848,000)
Net cash (used in) provided by investing activities	(8,078,000)	(9,378,000)		(9,649,000)	12,395,000	(16,503,000)
Cash Flows from Financing Activities:
Principal payments on long-term debt – related party	0	(5,390,000)		(5,390,000)	(1,932,000)	(4,108,000)
Cash received upon issuance of derivative instruments				0	0	306,000
Issuance of related party notes receivable	(292,000)	(1,437,000)		(1,148,000)	(3,107,000)	(83,000)
Proceeds from related party notes receivable	287,000	5,446,000		5,446,000	0	0
Distributions to members	(15,098,000)	(66,145,000)		(101,767,000)	(20,471,000)	(22,017,000)
Distributions to noncontrolling interests	(831,000)	(423,000)		(510,000)	(1,831,000)	(4,221,000)
Net cash provided by financing activities	(15,934,000)	(67,949,000)		(103,369,000)	(27,341,000)	(30,123,000)
Effect of exchange rate changes on cash	(101,000)	27,000		(14,000)	(41,000)	38,000
Net increase in cash, cash equivalents and restricted cash	127,105,000	(52,101,000)		(57,157,000)	39,214,000	29,905,000
Cash, cash equivalents and restricted cash — beginning of year	114,927,000	172,084,000		172,084,000	132,870,000	102,965,000
Cash, cash equivalents and restricted cash — end of year	$ 242,032,000	$ 119,983,000	$ 114,927,000	$ 114,927,000	$ 172,084,000	$ 132,870,000